PROPERTY, PLANT AND EQUIPMENT - Depreciation of non-mining assets (Details)	12 Months Ended
Dec. 31, 2019
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Minimum | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Maximum | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years